Commitments and Contingencies (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Oct. 31, 2012 CNY (¥)	Oct. 31, 2012 USD ($)
Purchase obligations under "take or pay" arrangements
Total			$ 2,016,000	$ 10,000	¥ 48,700	$ 7,500	¥ 64,800	$ 10,000
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Purchase obligations under "take or pay" arrangements
2018	¥ 382,570	$ 58,800
2019	663,488	101,976
2020	663,488	101,976
2021	663,488	101,976
2022	663,488	101,976
Thereafter	2,529,340	388,752
Total	¥ 5,565,862	$ 855,456